Average Annual Total Returns - Institutional - Harding Loevner International Small Companies Portfolio	Institutional Class 1-Year	Institutional Class 5-Year	Institutional Class Since Inception 06/30/2011	Institutional Class Return After Taxes on Distributions 1-Year		Institutional Class Return After Taxes on Distributions 5-Year		Institutional Class Return After Taxes on Distributions Since Inception 06/30/2011		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares Since Inception 06/30/2011		MSCI ALL COUNTRY WORLD ex-U.S. SMALL CAP (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI ALL COUNTRY WORLD ex-U.S. SMALL CAP (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 5-Year	MSCI ALL COUNTRY WORLD ex-U.S. SMALL CAP (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception 06/30/2011
Total	18.77%	11.47%	8.31%	18.83%	[1]	10.91%	[1]	7.75%	[1]	11.24%	[1]	9.10%	[1]	6.68%	[1]	14.24%	9.37%	6.10%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.